Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before income tax expense from China	$ 7,705,629	$ 11,136,874	$ 7,252,723
Loss before income tax expense from outside of China	(1,557,492)	(1,730,009)	(797,287)
Total	$ 6,148,137	$ 9,406,865	$ 6,455,436